Share-Based Payment Transactions (Details 2)	12 Months Ended
	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 $ / shares shares
Statement Line Items [Line Items]
Share/ADS options outstanding at the beginning of the year | shares	22,719,525	4,365,279
Share/ADS options granted during the year | shares	(750,000)	18,510,000
Share/ADS options forfeited or expired during the year | shares	(4,156,488)	(155,754)
Share/ADS options outstanding at the end of the year | shares	17,813,037	22,719,525
Share/ADS options exercisable at the end of the year | shares	9,138,863	7,602,026
Share/ADS options outstanding at the beginning of the year, Weighted average exercise price | $ / shares	0.17	0.22
Share/ADS options granted during the year, Weighted average exercise price | $ / shares	0.14	0.17
Share/ADS options forfeited or expired during the year, Weighted average exercise price | $ / shares	0.16	0.26
Share/ADS options outstanding at the end of the year, Weighted average exercise price | $ / shares	0.15	0.17
Share/ADS options exercisable at the end of the year, Weighted average exercise price | $ / shares	0.16	0.19
ADSs [Member]
Statement Line Items [Line Items]
Share/ADS options outstanding at the beginning of the year | shares	567,988	109,132
Share/ADS options granted during the year | shares	(18,750)	462,750
Share/ADS options forfeited or expired during the year | shares	(103,912)	(3,894)
Share/ADS options outstanding at the end of the year | shares	445,326	567,988
Share/ADS options exercisable at the end of the year | shares	228,472	190,051
Share/ADS options outstanding at the beginning of the year, Weighted average exercise price | $ / shares	6.72	8.84
Share/ADS options granted during the year, Weighted average exercise price | $ / shares	5.60	6.73
Share/ADS options forfeited or expired during the year, Weighted average exercise price | $ / shares	6.53	10.33
Share/ADS options outstanding at the end of the year, Weighted average exercise price | $ / shares	6.18	6.72
Share/ADS options exercisable at the end of the year, Weighted average exercise price | $ / shares	6.58	7.46